Convertible Instruments and Accrued Interest - Components (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 23, 2021	Apr. 02, 2021	Nov. 30, 2023	May 31, 2023
Debt Instrument [Line Items]
Outstanding balance, beginning			$ 45,729	$ 42,215
Consideration received			1,144	696
Amortization of issuance discount and costs			911	2,195
Interest expense			2,361	4,624
Fair market value of shares exchanged for repayment			(7,019)	(5,312)
Difference between market value of common shares and reduction of principle			2,724	(1,311)
Outstanding balance, ending			45,850	45,729
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Outstanding balance, beginning			9,674	11,906
Consideration received		$ 25,000
Amortization of issuance discount and costs			109	564
Interest expense			457	1,205
Fair market value of shares exchanged for repayment			(2,640)	(5,312)
Difference between market value of common shares and reduction of principle			640	(1,311)
Outstanding balance, ending			8,240	9,674
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Outstanding balance, beginning			35,336	30,309
Consideration received	$ 25,000
Amortization of issuance discount and costs			215	1,613
Interest expense			1,886	3,414
Outstanding balance, ending			37,437	35,336
Placement Agent Notes
Debt Instrument [Line Items]
Outstanding balance, beginning			719
Consideration received			975	696
Amortization of issuance discount and costs			583	18
Interest expense			18	5
Fair market value of shares exchanged for repayment			(4,379)
Difference between market value of common shares and reduction of principle			$ 2,084
Outstanding balance, ending				$ 719